Compensation and Benefits -Restricted Shares (Detail) (Restricted Stock, USD $)	9 Months Ended
Sep. 30, 2013
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, beginning of period	$ 0.00
Granted, weighted average grant date fair value	$ 52.36
Forfeited, weighted average grant date fair value	$ 0
Vested, weighted average grant date fair value	$ 0
Weighted average grant date fair value, end of period	$ 52.36
Number of awards, beginning of period (shares)	0
Granted (shares)	1,575,157
Forfeited (shares)	0
Vested (shares)	0
Number of awards, end of period (shares)	1,575,157